Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies
Total	$ 16,012,029
2012	2,272,979
2013	1,793,949
2014	2,232,676
2015	1,775,279
2016	2,300,472
Thereafter	5,636,674
Long-term debt obligations
Commitment and Contingencies
Total	7,221,871
2012	6,443
2013	506,114
2014	1,005,778
2015	756,160
2016	1,504,669
Thereafter	3,442,707
Capital lease obligations
Commitment and Contingencies
Total	270,893
2012	28,187
2013	24,541
2014	25,207
2015	27,339
2016	30,024
Thereafter	135,595
Interest expense on long-term debt and capital lease obligations
Commitment and Contingencies
Total	3,257,955
2012	537,000
2013	534,685
2014	497,274
2015	399,500
2016	313,963
Thereafter	975,533
Satellite-related obligations
Commitment and Contingencies
Total	2,224,776
2012	220,527
2013	248,679
2014	248,461
2015	248,244
2016	248,027
Thereafter	1,010,838
Operating lease obligations
Commitment and Contingencies
Total	183,841
2012	51,173
2013	36,467
2014	25,345
2015	17,992
2016	17,398
Thereafter	35,466
Purchase Obligations
Commitment and Contingencies
Total	2,852,693
2012	1,429,649
2013	443,463
2014	430,611
2015	326,044
2016	186,391
Thereafter	$ 36,535